SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Lessee, Operating Lease, Remaining Lease Term	9 months 18 days	2 years
Operating leases weighted average discount rate	7.00%	9.00%